Shareholder Fees {- Fidelity Nasdaq Composite Index ETF}	Jan. 29, 2022 USD ($)
11.30 Fidelity Nasdaq Composite Index ETF - PRO-12 | Fidelity Nasdaq Composite Index ETF
Shareholder Fees:
(fees paid directly from your investment)	none